OTHER ACCRUED LIABILITIES - Conditional Advances (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER ACCRUED LIABILITIES
2021	€ 6
2022	214
2023	214
2024	214
2025 and thereafter	447
Total	€ 1,097	€ 1,071